CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES AND COMMITMENTS	30. CONTINGENT LIABILITIES AND COMMITMENTS

		Group
	2025	2024
	£m	£m
Guarantees given to subsidiaries	—	—
Guarantees given to third parties	716	493
Formal standby facilities, credit lines and other commitments	38,105	35,156
	38,821	35,649
At 31 December 2025, the Santander UK group had credit impairment loss provisions relating to guarantees given to third parties and undrawn loan commitments. See Note 27 for more details.
Where the items set out below can be reliably estimated, they are disclosed in the table above.
Guarantees given to third parties
Guarantees given to third parties consist primarily of letters of credit, bonds and guarantees granted as part of normal product facilities which are offered to customers.
Formal standby facilities, credit lines and other commitments
Standby facilities, credit lines and other commitments are also granted as part of normal product facilities which are offered to customers. Retail facilities comprise undrawn facilities granted on flexible mortgages, bank overdrafts and credit cards. On flexible mortgages, the credit limit is set at the point of granting the loan through property value and affordability assessments.
Ongoing assessments are made to ensure that credit limits remain appropriate considering any change in the security value or the customer’s financial circumstances. For unsecured overdraft facilities and credit cards, the facilities are granted based on new business risk assessment and are reviewed more frequently based on internal, as well as external data. Corporate facilities can comprise standby and revolving facilities which are subject to ongoing compliance with covenants and may require the provision of agreed security.
FSCS
The FSCS is the UK’s independent statutory compensation fund for customers of authorised financial services firms and pays compensation if a firm is unable to pay certain claims against it. The FSCS is funded by levies on the industry and recoveries and borrowings where appropriate.
Loan representations and warranties
In connection with the securitisations and covered bond transactions described in Note 14, the Santander UK group entities selling the relevant loans into the applicable securitisation or covered bond portfolios make representations and warranties with respect to such loans, as of the date of the sale of the loans into the applicable portfolio. These representations and warranties cover, among other things, the relevant Santander UK group entity's ownership of the loan, the absence of a material breach or default by the relevant borrower, the loan’s compliance with applicable laws, and absence of material disputes with respect to the relevant borrower, asset or loan. The specific representations and warranties made by Santander UK group companies which act as sellers of loans in these securitisations and covered bond transactions depend in each case on the nature of the transaction and the requirements of the transaction structure.
In the event that there is a material breach of the representations and warranties given by Santander UK plc as seller of loans under the residential mortgage-
backed securitisations or the covered bond programme included in Note 14, or if such representations and warranties prove to be materially untrue at the date when they were given, Santander UK plc may be required to repurchase the affected mortgage loans (generally) at their outstanding principal balance plus accrued interest). These securitisations and covered bond programme are collateralised by prime residential mortgage loans. Santander UK plc is principally a retail prime lender and has no appetite or product offering for any type of sub-prime business.
Similarly, under the auto loan securitisations in Note 14, in the event that there is a breach or inaccuracy in respect of a representation or warranty relating to the loans, the relevant Santander UK group entity who sold the auto loans into the securitisation portfolio will be required to repurchase such loans from the structure
(also at their outstanding principal balance plus accrued interest). In addition to breaches of representation and warranties, under the auto loan securitisations, the seller may also have a repurchase obligation if certain portfolio limits are breached (which include, amongst other things, limits as to the size of a loan given to an individual customer, LTV ratio, average term to maturity and average seasoning).
In the case of a repurchase of a loan from the relevant securitisation or covered bond programmes, the Santander UK group may bear any subsequent credit loss on such loan. The Santander UK group manages and monitors its securitisation and covered bond activities closely to minimise potential claims.
Other legal, regulatory or tax matters
Santander UK engages in discussion, and co-operates with the FCA, PRA, CMA and other regulators and government agencies in various jurisdictions in their supervision and review of Santander UK including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products, services and activities. During the ordinary course of business, Santander UK is also subject to complaints and threatened legal proceedings brought by or on behalf of current or former employees, customers, investors or other third parties. In addition,
Santander UK is subject to audits, reviews, challenges and tax, regulatory or law enforcement investigations or proceedings by relevant regulators or government agencies in various jurisdictions. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability.
In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made. In addition, where it is not currently practicable to estimate the possible financial effect of these matters, no provision is made.
Motor finance broker commissions
As set out in Note 27, Santander UK has recognised a provision for motor finance commission payments. There continue to be significant uncertainties as to the extent of remediation action. As such, the ultimate financial impact could be materially higher or lower than the amount provided. Based on Management's range of scenarios, the unweighted provision for the upper range estimate would result in an increase in provision from £461m to £646m.
German dividend tax arbitrage transactions
In June 2018 the Cologne Criminal Prosecution Office and the German Federal Tax Office commenced an investigation in relation to the historical involvement of
Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions (known as cum/ex transactions). These transactions allegedly exploited a loophole of a specific German settlement mechanism through short-selling and complex derivative structuring which resulted in the German government either refunding withholding tax where such tax had not been paid or refunding it more than once. The German authorities are investigating numerous institutions and individuals in connection with alleged transactions and practices which may be found to be illegal under German law.
During 2025 we continued to cooperate with the German authorities and, with the assistance of external experts, to progress an internal investigation into the matters in question. From Santander UK plc’s perspective, the investigation is focused principally on the period 2009-2011 and remains on-going. There remain factual issues to be resolved which may have legal consequences including potentially material financial liabilities. These issues create uncertainties which mean that it is difficult to predict the resolution of the matter including timing or the significance of the possible impact. These uncertainties mean it is not currently practicable to make a reliable assessment of the size of any related potential liability. Any potential losses, claims or expenses suffered or incurred by Santander
Financial Services plc in respect of these matters have been fully indemnified by Santander UK plc, as part of the ring-fencing transfer scheme between
Santander UK plc, Santander Financial Services plc and Banco Santander SA.
Payment Protection Insurance claim
AXA France IARD and AXA France Vie (former GE Capital Corporation Group entities (GE Capital), known as Financial Insurance Company Ltd (FICL) and
Financial Assurance Company Ltd (FACL), acquired by AXA SA in 2015) (together, AXA France) brought a claim against (i) Santander Cards UK Limited (formerly known as GE Capital Bank Limited (GECB), which was acquired by Banco Santander SA in 2008 and subsequently transferred to Santander UK plc); and (ii)
Santander Insurance Services UK Limited (a Banco Santander SA subsidiary) (SISUK and together with GECB the Santander Entities). The claim relates to the allocation of liability for compensation and associated costs in respect of a large number of PPI policies distributed by GECB pre-2005, which were underwritten by FICL and FACL.
On 25 July 2025, the Commercial Court of England and Wales handed down its judgment in relation to the claim brought by AXA France (the Judgment). It found against SISUK in relation to AXA France’s claim pursuant to an indemnity in an agency agreement entered between GECB, FICL and FACL in 2000 and novated by GECB to SISUK in 2010. It also found GECB negligent in the sale of PPI policies, but this element of the claim was time barred to PPI policies sold in the period between 2002 and 2005 and overlaps with the indemnity claim.
In October 2025, the Santander Entities obtained permission to appeal the findings in the Judgment relating to the application of the indemnity arising from PPI sales occurring before the indemnity had been agreed in December 2000 (Santander Appeal). In January 2026, AXA France obtained permission to cross-appeal the Commercial Court’s rejection of AXA France’s contribution claim made under the Civil Liability (Contribution) Act 1978 against Santander Cards UK Limited. If the Santander Entities and AXA are both successful in their respective appeals, subject to any further appeal and defences which may be available to the
Santander Entities, the Court of Appeal may find that Santander Cards UK Limited has a liability in contribution to AXA France for an amount to be determined by the Court.
With respect to the Santander Appeal and AXA France’s cross-appeal, there are points of legal interpretation to be resolved and, in the case of the cross-appeal, factual points to be determined. In addition to the significant uncertainties outlined above as to whether any exposure for Santander Cards UK Limited will arise, it is noted that any such exposure would represent a reallocation of the costs already paid and recognised by other entities within the Banco Santander SA Group.
The significant uncertainties make it difficult to predict the timing or the significance of the possible impact for the Santander UK group. With that context (and subject to the foregoing), the Santander UK group notes that its maximum potential exposure is approximately £528m. A decision on the Santander Appeal and
AXA France’s cross appeal is expected in H2 2026.
No customers have suffered loss as a consequence of the claim brought by AXA France or the Judgment, nor does it impact upon past redress paid to customers for PPI complaints.
Other
In 2016, Visa Europe Ltd was sold to Visa Inc. As a member and shareholder of Visa Europe Ltd, Santander UK received upfront consideration made up of cash and convertible preferred stock. The convertible preferred stock is now held by Santander Equity Investments Limited (SEIL), outside the ring-fenced bank.
Conversion of the preferred stock into Class A Common Stock of Visa Inc. depends on the outcome of litigation against Visa involving UK & Ireland multilateral interchange fees (UK&I MIFs).
In addition, Santander UK and certain other UK&I banks have agreed to indemnify Visa Inc. in the event that the preferred stock is insufficient to meet the costs of this litigation. Visa Inc. has recourse to this indemnity once more than €1bn of losses relating to UK&I MIFs have arisen or once the total value of the preferred stock issued on closing has been reduced to nil. Santander UK's liability under this indemnity is capped at €40m. At this stage, our assessment is that the litigation will not give rise to more than €1bn of losses relating to UK&I MIFs, which would mean that the indemnity would not be called upon. However, the potential impact of the litigation is still not certain, and therefore it is still possible that the indemnity could be called upon.
As part of the sale of subsidiaries, businesses and other entities, and as is normal in such circumstances, Santander UK plc (and/or, where relevant, its subsidiaries) has given warranties and/or indemnities to the purchasers.
Obligations under stock borrowing and lending agreements
Obligations under stock borrowing and lending agreements represent contractual commitments to return stock borrowed. These obligations are offset by a contractual right to receive stock under other contractual agreements. See Note 34.
Other off-balance sheet commitments
The Santander UK group has commitments to lend at fixed interest rates which expose us to interest rate risk. For further information, see the Risk review.
Capital support arrangements
At 31 December 2025, Santander UK plc, Cater Allen Limited, Santander ISA Managers Limited and certain other non-regulated subsidiaries of Santander UK plc were party to a capital support deed dated 3 December 2024 which was effective from 3 December 2024 (the RFB Sub-Group Capital Support Deed). These
parties were permitted by the PRA to form a core UK group as defined in the PRA Rulebook, a permission which expires on 3 December 2027. Exposures of each of the regulated entities to other members of the core UK group are exempt from large exposure limits that would otherwise apply and these exposures are risk-
weighted at 0%. Where applicable this permission also provides for intra-group exposures to be excluded from the leverage exposure measure. The purpose of the RFB Sub-Group Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated entities to any of the regulated entities in the event that one of the regulated entities breached or was at risk of breaching its capital resources or risk concentrations requirements.
Liquidity support arrangement
Under the PRA’s liquidity rules, Santander UK plc and its subsidiary Cater Allen Limited form the RFB Domestic Liquidity Sub-group (the RFB DoLSub), which allows them to collectively meet regulatory requirements to manage liquidity risk. Each member of the RFB DoLSub will support the other by transferring surplus liquidity in times of stress.